TCW/DW BALANCED FUND
                      Two World Trade Center
                    New York, New York  10048
                         (212) 392-1600






                                        December 4, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  TCW/DW Balanced Fund
     File #33-59188
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 29, 1996.


                                   Very truly yours,
                               /s/ Carsten Otto
                                   Carsten Otto
                                   Assistant Secretary



cc: Randolph Koch
    Sheldon Curtis